Appendix II: Board and Senior Management Compensation - Compensation Allocation of Board and Senior Management (Details) - EUR (€)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 29, 2021	Dec. 15, 2021	Dec. 31, 2021	Dec. 31, 2020
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Short-term variable compensation				€ 3,111,960
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Short-term variable compensation				€ 2,157,600
Directors | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary			€ 1,923,100
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			3,807,738
Compensation for belonging to Committees of the Board			0
Other items			1,929,066
Total			7,659,904
Directors | Mr. José María Álvarez-Pallete López | Extraordinary Variable Remuneration
Disclosure of transactions between related parties [line items]
Other items			1,923,100
Directors | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			200,000
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			80,000
Other items			0
Total			280,000
Directors | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			200,000
Attendance fees			11,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			91,200
Other items			0
Total			302,200
Directors | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			200,000
Attendance fees			23,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			113,600
Other items			0
Total			336,600
Directors | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary			1,600,000
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			2,640,000
Compensation for belonging to Committees of the Board			0
Other items			1,620,563
Total			5,860,563
Directors | Mr. Ángel Vilá Boix | Extraordinary Variable Remuneration
Disclosure of transactions between related parties [line items]
Other items			1,600,000
Directors | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			120,000
Attendance fees			21,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			22,400
Other items			0
Total			163,400
Directors | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			120,000
Attendance fees			23,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			113,600
Other items			0
Total			256,600
Directors | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			120,000
Attendance fees			21,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			22,400
Other items			0
Total			163,400
Directors | Ms. María Luisa García Blanco
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			120,000
Attendance fees			23,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			22,400
Other items			0
Total			165,400
Directors | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			120,000
Attendance fees			22,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			108,800
Other items			0
Total			250,800
Directors | Ms. Verónica Pascual Boé
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			120,000
Attendance fees			10,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			11,200
Other items			0
Total			141,200
Directors | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			120,000
Attendance fees			32,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			124,800
Other items			0
Total			276,800
Directors | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			120,000
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			120,000
Directors | Maria Rotondo Urcola
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			30,000
Attendance fees			2,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			2,800
Other items			0
Total			34,800
Directors | Ms. Claudia Sender Ramírez
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			120,000
Attendance fees			19,000
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			20,700
Other items			0
Total			159,700
Directors | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Salary	€ 0
Fixed remuneration	90,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	€ 90,000
Directors | Mr. Jordi Gual Solé
Disclosure of transactions between related parties [line items]
Salary		€ 0
Fixed remuneration		120,000
Attendance fees		22,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		22,400
Other items		0
Total		164,400
Directors | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Salary		0
Fixed remuneration		120,000
Attendance fees		31,000
Short-term variable compensation		0
Compensation for belonging to Committees of the Board		44,800
Other items		0
Total		€ 195,800
Other Companies | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			0
Other Companies | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			0
Other Companies | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			0
Other Companies | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			107,026
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			51,041
Total			158,067
Other Companies | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			0
Other Companies | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			0
Other Companies | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			63,333
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items
Total			63,333
Other Companies | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			0
Other Companies | Ms. María Luisa García Blanco
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			51,041
Total			51,041
Other Companies | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			100,000
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			100,000
Other Companies | Ms. Verónica Pascual Boé
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			0
Other Companies | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			205,593
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			88,960
Total			294,553
Other Companies | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			0
Other Companies | Maria Rotondo Urcola
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			0
Total			0
Other Companies | Ms. Claudia Sender Ramírez
Disclosure of transactions between related parties [line items]
Salary			0
Fixed remuneration			0
Attendance fees			0
Short-term variable compensation			0
Compensation for belonging to Committees of the Board			0
Other items			37,919
Total			€ 37,919